Organization and Basis of Presentation (Detail)		3 Months Ended												6 Months Ended				12 Months Ended
	Jan. 03, 2017 shares	Jun. 30, 2017 USD ($) Property Unit $ / shares shares		Dec. 31, 2016 USD ($) Property Unit $ / shares shares		Sep. 30, 2016 USD ($) $ / shares	Jun. 30, 2016 USD ($) $ / shares		Mar. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) $ / shares	Jun. 30, 2015 USD ($) $ / shares	Mar. 31, 2015 USD ($) $ / shares	Jun. 30, 2017 USD ($) Property Unit $ / shares shares		Jun. 30, 2016 USD ($) $ / shares		Dec. 31, 2016 USD ($) Property Unit $ / shares shares		Dec. 31, 2015 USD ($) $ / shares shares		Dec. 31, 2014 USD ($) $ / shares		Oct. 24, 2016 $ / shares shares	May 04, 2016 USD ($) $ / shares shares	Feb. 26, 2016 Entity
Related Party Transaction [Line Items]
Number of spin-offs | Entity																										3
Common stock issued | shares		99,082,128		98,802,597						0				99,082,128				98,802,597		0
Common stock, par value per share | $ / shares		$ 0.01		$ 0.01						$ 0.01				$ 0.01				$ 0.01		$ 0.01
Common stock, value		$ 1,000,000		$ 1,000,000	[1]									$ 1,000,000				$ 1,000,000	[1]
Stock split, share | shares	98,802,597
Stock split, conversion ratio	0.1
Number of timeshare properties | Property		48		47										48				47
Number of units in timeshare properties | Unit		8,101		7,657										8,101				7,657
Costs related to agreements with related parties		$ 40,000,000					$ 44,000,000							$ 98,000,000		$ 104,000,000
Advanced deposits		100,000,000		$ 103,000,000						$ 96,000,000				100,000,000				$ 103,000,000		$ 96,000,000
Sales, marketing, brand and other fees		144,000,000					128,000,000							274,000,000		246,000,000		499,000,000		457,000,000		$ 300,000,000
Accounts payable, accrued expenses and other		265,000,000		231,000,000						208,000,000				265,000,000				231,000,000		208,000,000
Net income(loss)		$ 51,000,000		$ 38,000,000		$ 35,000,000	$ 47,000,000		$ 48,000,000	$ 49,000,000	$ 51,000,000	$ 40,000,000	$ 34,000,000	$ 101,000,000		$ 95,000,000		$ 168,000,000	[2]	$ 174,000,000		$ 167,000,000
Earnings per share, Basic (in dollars per share) | $ / shares		$ 0.51	[3]	$ 0.38		$ 0.35	$ 0.48	[3]	$ 0.48	$ 0.49	$ 0.52	$ 0.40	$ 0.34	$ 1.02	[3]	$ 0.96	[3]	$ 1.70	[4]	$ 1.76	[4]	$ 1.69	[4]
Minimum
Related Party Transaction [Line Items]
Variable interest entity, ownership percentage																		50.00%
Park Hotels & Resorts Inc
Related Party Transaction [Line Items]
Common stock issued | shares																								1	100
Common stock, par value per share | $ / shares																								$ 0.01	$ 0.01
Common stock, value																									$ 1.00
Changed in Estimate of Expected Redemption of Expired Prepaid Discounted Vacation Packages
Related Party Transaction [Line Items]
Advanced deposits		$ 11,000,000												$ 11,000,000
Sales, marketing, brand and other fees		10,000,000
Accounts payable, accrued expenses and other		$ 1,000,000												1,000,000
Net income(loss)														$ 10,000,000
Earnings per share, Basic (in dollars per share) | $ / shares														$ 0.10

[1]	Common stock issued and outstanding have been adjusted to reflect the stock split that occurred on January 3, 2017. See Note 1: Organization for further discussion.
[2]	Net income earned prior to October 24, 2016, is included in Additional paid-in capital instead of Accumulated retained earnings since the accumulation of retained earnings began as of the date of issuance of the Company's common stock to Park Hotel & Resorts. See Note 1: Organization for further discussion.
[3]	For the three and six months ended June 30, 2016, basic and diluted earnings per share was calculated based on shares distributed to Hilton Grand Vacations' stockholders on January 3, 2017. See Note 11: Earnings Per Share for additional information.
[4]	Basic and diluted earnings per share was calculated based on shares distributed to Hilton Grand Vacations' shareholders on January 3, 2017. See Note 16: Earnings Per Share for further discussion.